Share-Based Compensation - Share-based compensation expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation
Share-based compensation expense	$ 525	$ 923	$ 1,081	$ 1,781	$ 3,001	$ 5,820
Research and development
Share-Based Compensation
Share-based compensation expense	49	248	191	492	842	2,529
General and administrative
Share-Based Compensation
Share-based compensation expense	$ 476	$ 675	$ 890	$ 1,289	$ 2,159	$ 3,291